CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 26,926	$ 27,354
Short-term marketable securities		9,851	0
Restricted cash		0	5,000
Patient accounts receivable, net		136,098	111,226
Inventories		36,476	34,529
Other receivables		28,201	25,078
Prepaids expenses and other current assets		2,670	3,277
Current portion of notes receivable - related parties		$ 1,797	$ 1,812
Financing Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Total current assets		$ 242,019	$ 208,276
Property and equipment, net		31,980	32,648
Operating right of use assets, net	[1]	43,724	0
Notes receivable - related parties		$ 2,076	$ 3,151
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Other assets		$ 5,199	$ 3,111
Goodwill and intangibles, net		1,230	1,112
Total assets		326,228	248,298
Current liabilities
Accounts payable	[2]	106,495	92,908
Accrued compensation related costs		7,466	8,901
Accrued other		17,800	13,792
Medicare advance payment		0	3,742
Current portion operating lease liability	[3]	9,177	0
Total current liabilities		140,938	119,343
Commitments and contingencies (Note 16)
Long-term operating lease liabilities	[4]	37,224	0
Long-term debt, net		80,301	63,694
Other long-term liabilities		5,749	5,717
Total liabilities		264,212	188,754
Stockholders' equity
Accumulated other comprehensive loss		(117)	0
Retained earnings		25,828	23,239
Total members' equity		62,016	59,544
Total liabilities and members' equity		326,228	248,298
Class A Units [Member]
Stockholders' equity
Units outstanding		7,725	7,725
Class A-1 Units [Member]
Stockholders' equity
Units outstanding		28,500	28,500
Class B Units [Member]
Stockholders' equity
Units outstanding		$ 80	$ 80

[1]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[2]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively
[3]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[4]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022